UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended: 03/31/2013


Check here if Amendment [ ]; Amendment Number:  ____
   This Amendment (Check only one.):  [  ]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Maureen Gaare
Title:   Chief Compliance Officer
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Maureen Gaare	    Solana Beach, CA              04/26/2013
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 98

Form 13F Information Table Value Total: 231311000

List of Other Included Managers:   None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102      669    12855 SH       Sole                    11225              1630
AT&T                           COM              00206r102     1368    37274 SH       Sole                    37174               100
Aaron's, Inc.                  COM              002535300      781    27223 SH       Sole                    27223
AbbVie Inc                     COM              00287y109     2536    62191 SH       Sole                    60386              1805
Abbott Labs                    COM              002824100     2044    57865 SH       Sole                    56120              1745
Ace Limited                    COM              H0023r105     3540    39793 SH       Sole                    38773              1020
Align Technology               COM              016255101     3246    96875 SH       Sole                    94755              2120
Amazon.Com Inc                 COM              023135106     2682    10064 SH       Sole                     9721               343
American Tower Corp            COM              03027x100      315     4099 SH       Sole                     4099
Ameriprise Financial Inc.      COM              03076c106      211     2860 SH       Sole                     2860
Apache Petroleum               COM              037411105     2826    36629 SH       Sole                    35259              1370
Apple Computer Corp.           COM              037833100     2814     6357 SH       Sole                     6064               293
BB&T Corp                      COM              054937107     2819    89815 SH       Sole                    87355              2460
BCE Inc                        COM              05534b760      673    14410 SH       Sole                    14330                80
Bank of New York Co. Inc       COM              064058100     4253   151960 SH       Sole                   146785              5175
Becton Dickinson & Co          COM              075887109      460     4810 SH       Sole                     4760                50
Bed Bath & Beyond              COM              075896100     1527    23710 SH       Sole                    23710
Berkshire Hathaway Cl B        COM              084670702     5139    49320 SH       Sole                    47920              1400
Chevron Texaco Corp.           COM              166764100     5722    48161 SH       Sole                    46846              1315
Cisco Systems Inc.             COM              17275R102     3335   159599 SH       Sole                   154929              4670
Clorox Co.                     COM              189054109     4328    48893 SH       Sole                    47538              1355
Coca Cola                      COM              191216100      528    13045 SH       Sole                    13045
Colgate-Palmolive Co.          COM              194162103      248     2099 SH       Sole                     2099
ConocoPhillips                 COM              20825C104      592     9855 SH       Sole                     9795                60
Consumer Discretionary Select  COM              81369y407      886    16714 SH       Sole                    16549               165
Consumer Staples Select Sector COM              81369Y308      955    24015 SH       Sole                    23790               225
Costco Whsl Group              COM              22160K105      905     8529 SH       Sole                     8529
Covidien Ltd                   COM              g2554f113     2894    42665 SH       Sole                    41245              1420
Cummins Inc.                   COM              231021106     3334    28791 SH       Sole                    27876               915
Danaher Corp Del               COM              235851102     4795    77151 SH       Sole                    74781              2370
Direct TV Group I              COM              25490a309      265     4690 SH       Sole                     3190              1500
DuPont E I  De Nemour & Co     COM              263534109      668    13590 SH       Sole                    13510                80
EMC Corporation                COM              268648102     2949   123425 SH       Sole                   119085              4340
Emerson Electric               COM              291011104      727    13010 SH       Sole                    12940                70
Exxon Mobil                    COM              30231G102     4023    44646 SH       Sole                    43671               975
Financial Select Sector - SPDR COM              81369Y605     1102    60507 SH       Sole                    60047               460
General Electric               COM              369604103     5090   220150 SH       Sole                   212920              7230
Genuine Parts                  COM              372460105      407     5220 SH       Sole                     5160                60
Google Inc.                    COM              38259p508     5105     6428 SH       Sole                     6209               219
Guggenheim S&P Equal Weight En COM              78355w866      903    12455 SH       Sole                    12345               110
Guggenheim S&P Equal Weight He COM              78355w841     1019    11405 SH       Sole                    11300               105
H.J. Heinz                     COM              423074103      661     9140 SH       Sole                     9080                60
HomeDepot                      COM              437076102     4050    58036 SH       Sole                    56422              1614
IBM                            COM              459200101     4575    21447 SH       Sole                    20722               725
Intel                          COM              458140100     3336   152770 SH       Sole                   148475              4295
Intercontinental Exchange      COM              45865v100      251     1540 SH       Sole                     1260               280
JP Morgan Chase & Co.          COM              46625H100     5066   106740 SH       Sole                   103705              3035
Johnson & Johnson              COM              478160104     1762    21608 SH       Sole                    20678               930
Kinder Morgan Inc              COM              49456b101     3664    94730 SH       Sole                    92405              2325
Lorillard Inc.                 COM              544147101      327     8110 SH       Sole                     8035                75
MSCI Emerging Markets Index Fu COM              464287234     3803    88906 SH       Sole                    88001               905
MSCI Emerging Markets Min Vol  COM              464286533     4222    69400 SH       Sole                    68710               690
MSCI Germany - iShares         COM              464286806     4023   164389 SH       Sole                   162404              1985
MSCI Pacific ex-Japan - iShare COM              464286665      370     7435 SH       Sole                     7385                50
MSCI Singapore - iShares       COM              464286673     3575   256091 SH       Sole                   253091              3000
MSCI Switzerland - iShares     COM              464286749     4834   164641 SH       Sole                   162576              2065
McDonald's Corp.               COM              580135101     3815    38264 SH       Sole                    37229              1035
Medical Properties Trust Inc.  COM              58463j304      161    10040 SH       Sole                    10040
Merck & Co. Inc. Newcom        COM              58933Y105      641    14500 SH       Sole                    14410                90
Microsoft Corp.                COM              594918104      703    24570 SH       Sole                    24470               100
Mkt Vectors Biotech ETF        COM              57060u183     2340    36000 SH       Sole                    35630               370
Monsanto Corp.                 COM              61166W101      632     5980 SH       Sole                     5980
NextEra Energy                 COM              65339f101     4159    53539 SH       Sole                    51979              1560
Norfolk Southern Corp.         COM              655844108      215     2790 SH       Sole                     2790
Northern Trust Corp            COM              665859104      525     9615 SH       Sole                     9545                70
Novartis ADR                   COM              66987V109      663     9300 SH       Sole                     9240                60
Oracle Corp.                   COM              68389X105     3686   114014 SH       Sole                   110104              3910
Paychex                        COM              704326107      624    17805 SH       Sole                    17695               110
PepsiCo Inc.                   COM              713448108     4593    58055 SH       Sole                    56025              2030
Pfizer                         COM              717081103     3210   111221 SH       Sole                   107781              3440
Philip Morris Intl Inc.        COM              718172109      364     3930 SH       Sole                     3930
Polaris Industries             COM              731068102      201     2170 SH       Sole                     2170
Procter & Gamble               COM              742718109      722     9370 SH       Sole                     9370
Qualcomm                       COM              747525103     6123    91468 SH       Sole                    89018              2450
Range Resources Corp           COM              75281a109     3324    41015 SH       Sole                    39410              1605
Raytheon                       COM              755111507      856    14560 SH       Sole                    13550              1010
Russell Mid-Cap Growth - iShar COM              464287481      549     7854 SH       Sole                     5534              2320
Russell Mid-Cap Index Fund - i COM              464287499     6246    49069 SH       Sole                    48404               665
S&P Global Industrial Index -  COM              464288729      787    13275 SH       Sole                    13150               125
S&P Global Technology Index -  COM              464287291     1301    18645 SH       Sole                    18450               195
S&P Global Telecom Sector - iS COM              464287275      205     3427 SH       Sole                     3397                30
Siemens AG ADR                 COM              826197501      679     6295 SH       Sole                     6255                40
Starbucks Inc.                 COM              855244109      319     5601 SH       Sole                     4601              1000
TJX Co Inc.                    COM              872540109     5377   115007 SH       Sole                   112002              3005
The Southern Company           COM              842587107      695    14820 SH       Sole                    14740                80
Toyota Motor CP ADR New        COM              892331307      226     2200 SH       Sole                     2200
U.S. Bancorp New               COM              902973304     4370   128798 SH       Sole                   125518              3280
Union Pacific Corp             COM              907818108     3781    26550 SH       Sole                    25650               900
Vanguard Dividend Appreciation COM              921908844      232     3530 SH       Sole                     3530
Vanguard Materials             COM              92204a801     3667    41322 SH       Sole                    39937              1385
Vanguard Total Stock Market ET COM              922908769      845    10432 SH       Sole                    10213               219
Verizon Communications         COM              92343V104     3650    74258 SH       Sole                    71643              2615
WalMart                        COM              931142103     3522    47065 SH       Sole                    45680              1385
Walt Disney Co's.              COM              254687106     2966    52221 SH       Sole                    50476              1745
Wells Fargo New                COM              949746101     1502    40610 SH       Sole                    40510               100
Wisdom Tree Japan Hedged Equit COM              97717w851     1875    43420 SH       Sole                    42965               455
Realty Income Corp.            REL              756109104     3987    87914 SH       Sole                    86769              1145
Gold Trust - SPDR              OAS              78463v107    13775    89175 SH       Sole                    88117              1058